Property, Plant and Equipment - Additional Information (Detail) S/ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 30, 2017 USD ($)	Dec. 31, 2017 PEN (S/)	Dec. 31, 2016 PEN (S/)	Dec. 31, 2015 PEN (S/)
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of fixed assets	$ 20.5	S/ 127,200	S/ 70,500	S/ 55,800
Profits from fixed assets	$ 3.5	26,900	18,400	17,400
Operating lease period	5-year lease period
Leases expiration period	10 years
Depreciation related to property, plant and equipment		197,484	186,695	S/ 201,082
Impairment loss		(14,680)	(9,263)
Fully Depreciated property, plant and equipment		154,000	151,600
Other financial liabilities		1,690,063	2,380,438
Property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Other financial liabilities		368,100	617,900
Consorcio Constructor Ductos del Sur [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		4,100
GMP S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Work in progress		11,000	19,000
Proyecto Hotel Larcomar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Work in progress		15,600	S/ 14,400
GyM S A [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		2,390
Stracon GyM S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		2,340
GMD SA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation related to property, plant and equipment		S/ 8,361